Equity Method Investment - Schedule of Summarized Financial Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Current assets	$ 106,635		$ 181,015	$ 191,909
Current liabilities	25,292		22,576	17,226
Net loss	$ (96,842)	$ 29,290	(5,005)	$ (95,764)
OXB Solutions [Member]
Schedule of Equity Method Investments [Line Items]
Current assets			39,237
Noncurrent assets			228,745
Current liabilities			12,352
Noncurrent liabilities			37,718
Revenues			29,380
Net loss			$ 29,036